Cash - Reconciliation of liabilities (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Opening balance	kr 4,786	kr 6,070
Cash - Flow	179,092	(3,972)
Exchange Differences	38,928	2,688
Closing balance	222,806	4,786
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Opening balance	4,786	6,070
Cash - Flow	(5,575)	(3,972)
Exchange Differences	34,431	2,688
Closing balance	33,642	kr 4,786
Non-current interesting-bearing liabilities
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Cash - Flow	184,667
Exchange Differences	4,497
Closing balance	kr 189,164